Long-Term Debt - Summary of Long-Term Debt (Detail) - Convertible Debt [Member] - Teekay Parent - USD ($) $ in Thousands	Jan. 17, 2023	Jan. 26, 2018
Debt Instrument [Line Items]
Debt interest rate		5.00%
Debt Instrument, Repurchased Face Amount	$ 21,200